Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Land use rights, net
Weighted average remaining lease term (in years)	5 years	5 years		5 years
Cost	¥ 6,893,477	¥ 6,244,857
Less: Accumulated amortization	(723,244)	(607,756)
Land use rights, net	6,170,233	5,637,101		$ 845,318
Amortization expenses	134,630	128,193	¥ 123,450
Title certificates for land use right with carrying value not obtained	¥ 174,043	¥ 89,295
Land use rights
Land use rights, net
Weighted average remaining lease term (in years)	43 years	43 years		43 years
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years			50 years